Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenue	$ 44,877	$ 56,473	$ 90,518	$ 113,259
Asia
Revenue	29,289	36,318	56,520	74,502
Europe
Revenue	9,561	15,180	22,588	27,995
North America
Revenue	3,173	2,426	5,769	5,665
Australia
Revenue	$ 2,854	$ 2,549	$ 5,641	$ 5,097